ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION
Schedule of unaudited financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company

The following tables represent the financial information of the consolidated VIEs as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	923,692	951,869
Restricted cash	434,421	514,991
Accounts receivable (net of allowance for doubtful debt of RMB161,837 and RMB121,632 as of December 31, 2023 and 2024, respectively)	1,412,456	1,510,487
Amounts due from related parties	58,823	77,907
Prepaid expenses and other current assets	2,081,948	2,258,563
Total current assets	4,911,340	5,313,817
Non-current assets:
Restricted cash	382	18,000
Derivative financial instrument	—	6,768
Long-term investments, net	168,377	151,849
Property and equipment, net	7,398,768	7,150,464
Intangible assets, net	453,606	510,847
Land use rights, net	56,971	55,402
Operating lease right-of-use assets, net	3,948,272	4,561,722
Deferred tax assets, net	208,266	221,722
Other non-current assets	148,383	166,103
Total non-current assets	12,383,025	12,842,877
Total assets	17,294,365	18,156,694
Current liabilities:
Short-term bank borrowings	30,000	589,000
Current portion of long-term borrowings	544,803	1,093,160
Current portion of finance lease liabilities	97,388	94,162
Current portion of operating lease liabilities	754,935	881,025
Accounts and notes payable	493,837	574,642
Amounts due to inter-companies, net (1)	4,736,035	3,128,991
Amounts due to related parties	356,080	355,679
Income taxes payable	13,531	68,458
Advances from customers	1,605,247	1,378,806
Deferred revenue	83,546	80,435
Current portion of deferred government grants	8,062	6,727
Accrued expenses and other payables	1,616,423	1,274,258
Total current liabilities	10,339,887	9,525,343

	As of December 31,
	2023	2024
	RMB	RMB
Non-current liabilities:
Long-term borrowings	2,464,811	3,285,482
Non-current portion of finance lease liabilities	720,954	705,013
Non-current portion of operating lease liabilities	3,230,506	3,737,819
Amounts due to inter-companies, net (1)	1,020,972	1,020,972
Unrecognized tax benefits	98,082	107,850
Deferred tax liabilities	139,174	118,374
Deferred government grants	11,862	38,654
Total non-current liabilities	7,686,361	9,014,164
Total liabilities	18,026,248	18,539,507

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	5,944,519	6,418,125	7,391,709
Net (loss) income	(66,764)	(999,101)	353,325

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash generated from operating activities	1,351,179	1,418,796	2,191,027
Net cash used in investing activities	(1,849,339)	(1,431,085)	(2,095,055)
Net cash generated from (used in) financing activities	1,243,495	(359,809)	30,393
Net increase (decrease) in cash and cash equivalents and restricted cash	745,335	(372,098)	126,365
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.